Acquisition of Eastmain and formation of Fury Gold (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Net cash used in operating activities	$ (3,224)	$ (3,179)
Net cash used in investing activities	(1,210)	(937)
Net cash provided by financing activities	$ 0	$ 0